SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies [Line Items]
Class of warrant or right, outstanding	0	1,250,000	1,250,000	1,250,000
Share-based compensation arrangement by share-based payment award, options, outstanding, number	2,636,000	2,615,000	2,615,000	2,615,000
Diluted weighted average number of common shares outstanding	49,033,887	49,589,430	49,405,027
Basic weighted average number of common shares outstanding	46,645,387	46,095,232	47,089,027
Cash, uninsured Amount	$ 4,305,287	$ 3,646,758	$ 1,684,369
XG Mining [Member]
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	90.00%
Noncontrolling interest, ownership percentage by noncontrolling owners	10.00%